Premises and Equipment, Net	12 Months Ended
Dec. 31, 2010
Premises and Equipment, Net [Abstract]
Premises and Equipment, Net

13.	Premises and Equipment, Net

Premises and equipment, net as of December 31, 2009 and 2010 were as follows:

	Korean Won (in millions)
	2009	2010

Land	1,150,809	1,148,399
Building	1,427,557	1,388,537
Equipment and furniture	856,304	894,973
Leasehold improvements	296,934	320,639
Construction in progress	7,800	1,884
Capitalized leases	344,092	233,706

Total	4,083,496	3,988,138
Less: Accumulated depreciation	(1,472,366)	(1,518,770)

Premises and equipment, net	2,611,130	2,469,368

Depreciation expense of premises and equipment for the years ended December 31, 2008, 2009 and 2010 was 249,446 million Won, 206,478 million and 189,593 million Won, respectively.

Capitalized leases are principally related to equipment leased for the Company’s data processing purpose. Accumulated depreciation on such capitalized leases as of December 31, 2008, 2009 and 2010 amounted to 191,108 million Won, 209,350 million Won and 164,550 million Won, respectively.